Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
	Nucor Corp.	96,931	14,973
	Fastenal Co.	215,802	11,640
	Albemarle Corp.	44,346	9,802
	LyondellBasell Industries NV Class A	98,627	9,260
	International Flavors & Fragrances Inc.	96,367	8,862
	Mosaic Co.	127,201	5,836
	FMC Corp.	47,597	5,813
	Avery Dennison Corp.	30,551	5,467
	CF Industries Holdings Inc.	74,047	5,368
	International Paper Co.	132,372	4,773
	Celanese Corp. Class A	36,867	4,015
	Eastman Chemical Co.	44,925	3,789
	Steel Dynamics Inc.	31,500	3,561
	Westlake Corp.	6,047	701
			93,860
Consumer Discretionary (14.0%)
*	Copart Inc.	162,060	12,189
*	Aptiv plc	102,451	11,494
	DR Horton Inc.	116,787	11,409
*	Dollar Tree Inc.	79,415	11,400
*	Ulta Beauty Inc.	19,272	10,516
*	Trade Desk Inc. Class A	168,749	10,279
	Lennar Corp. Class A	94,634	9,947
	Tractor Supply Co.	41,614	9,781
	eBay Inc.	202,977	9,006
*	Chipotle Mexican Grill Inc. Class A	5,248	8,965
	Genuine Parts Co.	53,283	8,915
*	AutoZone Inc.	3,594	8,835
*	Delta Air Lines Inc.	242,417	8,465
*	Take-Two Interactive Software Inc.	63,793	7,611
	Southwest Airlines Co.	224,637	7,310
	Omnicom Group Inc.	76,603	7,227
	Darden Restaurants Inc.	45,983	7,135
	Hilton Worldwide Holdings Inc.	50,400	7,100
*	NVR Inc.	1,163	6,480
*	Warner Bros Discovery Inc.	413,400	6,242
*	ROBLOX Corp. Class A	136,000	6,117
	Best Buy Co. Inc.	75,295	5,893
	Garmin Ltd.	57,874	5,841
	LKQ Corp.	100,938	5,729
*	United Airlines Holdings Inc.	123,504	5,465

		Shares	Market Value ($000)
*	Expedia Group Inc.	55,849	5,419
*	Royal Caribbean Cruises Ltd.	82,043	5,357
*	Etsy Inc.	47,100	5,244
	MGM Resorts International	114,596	5,090
*	Burlington Stores Inc.	24,644	4,981
	PulteGroup Inc.	85,328	4,973
	Domino's Pizza Inc.	13,397	4,419
	BorgWarner Inc.	88,440	4,343
*	Live Nation Entertainment Inc.	61,319	4,292
[1]	Paramount Global Class B	184,741	4,122
*	Rivian Automotive Inc. Class A	258,900	4,008
*,1	Carnival Corp.	378,816	3,845
*	CarMax Inc.	59,777	3,843
	Fox Corp. Class A	112,100	3,817
*	Caesars Entertainment Inc.	77,300	3,773
*	Las Vegas Sands Corp.	65,000	3,734
	Rollins Inc.	93,017	3,491
	News Corp. Class A	185,021	3,195
	VF Corp.	132,185	3,028
	Advance Auto Parts Inc.	22,386	2,722
	Interpublic Group of Cos. Inc.	72,901	2,715
	Pool Corp.	7,000	2,397
*,1	Lucid Group Inc.	241,043	1,938
*	American Airlines Group Inc.	123,137	1,816
	Vail Resorts Inc.	7,652	1,788
*	Liberty Media Corp.-Liberty SiriusXM Class C	57,736	1,616
	Lear Corp.	11,229	1,566
	Fox Corp. Class B	49,568	1,552
	Bath & Body Works Inc.	41,100	1,503
	Warner Music Group Corp. Class A	44,467	1,484
	Hasbro Inc.	24,788	1,331
*,1	Chewy Inc. Class A	33,920	1,268
*	Endeavor Group Holdings Inc. Class A	49,426	1,183
[1]	Sirius XM Holdings Inc.	219,400	871
*	Liberty Media Corp.-Liberty SiriusXM Class A	28,045	788
	Lennar Corp. Class B	6,899	616
	Paramount Global Class A	2,790	72
	News Corp. Class B	3,475	61
			317,612
Consumer Staples (4.8%)
	Corteva Inc.	269,669	16,264
	Kroger Co.	243,505	12,022
	AmerisourceBergen Corp.	64,995	10,406
	Archer-Daniels-Midland Co.	103,618	8,254
	Church & Dwight Co. Inc.	92,250	8,156
	McCormick & Co. Inc. (Non-Voting)	94,786	7,887
	Clorox Co.	46,745	7,397
	Conagra Brands Inc.	180,115	6,765
	Kellogg Co.	96,964	6,493
	Tyson Foods Inc. Class A	107,977	6,405
	J M Smucker Co.	38,277	6,024
	Hormel Foods Corp.	103,287	4,119
	Campbell Soup Co.	73,566	4,045
	Lamb Weston Holdings Inc.	27,213	2,844
	Molson Coors Beverage Co. Class B	33,920	1,753
	Albertsons Cos. Inc. Class A	50,600	1,051
			109,885

		Shares	Market Value ($000)
Energy (5.4%)
	Cheniere Energy Inc.	92,120	14,518
	Hess Corp.	104,936	13,887
	Devon Energy Corp.	247,200	12,511
	Baker Hughes Co. Class A	382,312	11,034
*	Enphase Energy Inc.	51,560	10,842
	ONEOK Inc.	168,982	10,737
	Halliburton Co.	307,555	9,731
	Diamondback Energy Inc.	69,400	9,381
	Coterra Energy Inc.	283,200	6,950
	Williams Cos. Inc.	230,264	6,876
	Marathon Oil Corp.	238,000	5,702
*	First Solar Inc.	19,100	4,154
*,1	Plug Power Inc.	220,300	2,582
	Texas Pacific Land Corp.	1,200	2,041
	EQT Corp.	61,275	1,955
			122,901
Financials (12.0%)
	MSCI Inc. Class A	28,729	16,079
	Arthur J Gallagher & Co.	80,200	15,343
	Ameriprise Financial Inc.	39,792	12,196
	Discover Financial Services	99,042	9,789
	T. Rowe Price Group Inc.	84,800	9,574
	Apollo Global Management Inc.	151,399	9,562
	Willis Towers Watson plc	40,867	9,497
	State Street Corp.	123,709	9,364
*	Arch Capital Group Ltd.	133,048	9,030
	Hartford Financial Services Group Inc.	119,112	8,301
	Nasdaq Inc.	147,978	8,090
	M&T Bank Corp.	63,386	7,579
	American International Group Inc.	139,400	7,020
	Fifth Third Bancorp	258,366	6,883
	Raymond James Financial Inc.	73,287	6,836
	Principal Financial Group Inc.	91,864	6,827
	Cincinnati Financial Corp.	59,404	6,658
	Northern Trust Corp.	75,062	6,615
	Regions Financial Corp.	353,193	6,555
	Broadridge Financial Solutions Inc.	44,480	6,519
*	Markel Corp.	4,814	6,149
	Huntington Bancshares Inc.	545,533	6,110
	LPL Financial Holdings Inc.	29,744	6,020
	FactSet Research Systems Inc.	14,483	6,012
	Citizens Financial Group Inc.	183,050	5,559
	MarketAxess Holdings Inc.	14,170	5,545
	Cboe Global Markets Inc.	39,970	5,366
	Everest Re Group Ltd.	14,824	5,307
	Ares Management Corp. Class A	59,000	4,923
	W R Berkley Corp.	74,934	4,665
	KeyCorp	352,236	4,410
	Loews Corp.	75,533	4,382
*,1	Coinbase Global Inc. Class A	55,500	3,750
	Annaly Capital Management Inc.	186,629	3,567
	Equitable Holdings Inc.	136,813	3,474
	Fidelity National Financial Inc.	97,744	3,414
	Tradeweb Markets Inc. Class A	42,000	3,319
	Franklin Resources Inc.	113,447	3,056
	Interactive Brokers Group Inc. Class A	36,950	3,051
	Brown & Brown Inc.	42,900	2,463

		Shares	Market Value ($000)
	Globe Life Inc.	16,407	1,805
	Ally Financial Inc.	50,908	1,298
	First Republic Bank	70,230	983
*,1	Rocket Cos. Inc. Class A	43,800	397
	Corebridge Financial Inc.	24,254	389
			273,731
Health Care (11.3%)
*	Dexcom Inc.	146,057	16,969
*	IQVIA Holdings Inc.	70,173	13,957
*	Centene Corp.	208,360	13,170
	ResMed Inc.	55,538	12,162
*	Seagen Inc.	52,926	10,716
	Zimmer Biomet Holdings Inc.	79,426	10,262
*	Veeva Systems Inc. Class A	53,305	9,797
	West Pharmaceutical Services Inc.	28,000	9,701
*	Horizon Therapeutics plc	86,300	9,419
*	Alnylam Pharmaceuticals Inc.	46,933	9,402
*	Align Technology Inc.	28,100	9,389
*	Insulet Corp.	26,300	8,389
*	IDEXX Laboratories Inc.	15,706	7,854
	Baxter International Inc.	190,800	7,739
	Laboratory Corp. of America Holdings	33,492	7,684
*	Hologic Inc.	93,189	7,520
	Cardinal Health Inc.	97,423	7,355
	STERIS plc	37,600	7,192
	Cooper Cos. Inc.	18,707	6,984
*	BioMarin Pharmaceutical Inc.	70,214	6,828
	PerkinElmer Inc.	47,700	6,357
	Quest Diagnostics Inc.	42,068	5,952
*	Molina Healthcare Inc.	21,929	5,866
*	GE HealthCare Technologies Inc.	68,600	5,627
*	Incyte Corp.	71,681	5,180
	Royalty Pharma plc Class A	142,404	5,131
*	Avantor Inc.	242,200	5,120
	Teleflex Inc.	17,718	4,488
	Viatris Inc.	458,457	4,410
*	Catalent Inc.	64,700	4,251
*	Henry Schein Inc.	49,590	4,044
*	Bio-Rad Laboratories Inc. Class A	7,853	3,762
*	Charles River Laboratories International Inc.	9,700	1,958
	Universal Health Services Inc. Class B	11,563	1,470
			256,105
Industrials (16.2%)
	Cintas Corp.	32,681	15,121
	PACCAR Inc.	197,559	14,461
	TransDigm Group Inc.	19,592	14,440
	Carrier Global Corp.	315,299	14,425
*	Mettler-Toledo International Inc.	8,356	12,787
	Old Dominion Freight Line Inc.	37,444	12,762
	Rockwell Automation Inc.	43,419	12,741
	AMETEK Inc.	87,010	12,645
	WW Grainger Inc.	17,063	11,753
	Verisk Analytics Inc. Class A	59,121	11,343
*	Keysight Technologies Inc.	67,220	10,855
	Ferguson plc	78,500	10,499
	United Rentals Inc.	26,178	10,360
	Equifax Inc.	46,321	9,396

		Shares	Market Value ($000)
	Fortive Corp.	133,411	9,095
	Quanta Services Inc.	54,400	9,065
	Ingersoll Rand Inc.	153,112	8,908
	Vulcan Materials Co.	50,280	8,626
	Martin Marietta Materials Inc.	23,449	8,326
	Dover Corp.	52,843	8,029
*	Teledyne Technologies Inc.	17,700	7,918
	Xylem Inc.	68,168	7,137
*	Waters Corp.	22,428	6,944
	Expeditors International of Washington Inc.	60,137	6,622
	Otis Worldwide Corp.	78,396	6,617
	Ball Corp.	118,842	6,549
	Westinghouse Air Brake Technologies Corp.	64,755	6,544
*	Zebra Technologies Corp. Class A	19,460	6,188
	Jacobs Solutions Inc.	47,875	5,626
*	FleetCor Technologies Inc.	26,457	5,579
	JB Hunt Transport Services Inc.	31,332	5,498
	Textron Inc.	77,618	5,482
	Global Payments Inc.	49,700	5,231
	Snap-on Inc.	20,057	4,952
*	Trimble Inc.	93,304	4,891
	Synchrony Financial	165,219	4,805
	Packaging Corp. of America	33,899	4,706
	TransUnion	72,903	4,530
	Stanley Black & Decker Inc.	55,939	4,508
	CH Robinson Worldwide Inc.	44,090	4,381
	Masco Corp.	85,152	4,234
	HEICO Corp. Class A	27,999	3,805
	Crown Holdings Inc.	45,363	3,752
*	BILL Holdings Inc.	38,200	3,100
	Howmet Aerospace Inc.	70,100	2,970
	Westrock Co.	96,303	2,934
	HEICO Corp.	15,469	2,646
	Hubbell Inc. Class B	10,179	2,477
	Jack Henry & Associates Inc.	13,816	2,082
			368,345
Real Estate (8.7%)
	Realty Income Corp.	249,691	15,810
	Welltower Inc.	185,514	13,300
	VICI Properties Inc. Class A	379,400	12,376
	Digital Realty Trust Inc.	110,075	10,821
	SBA Communications Corp. Class A	40,805	10,653
*	CoStar Group Inc.	153,767	10,587
	AvalonBay Communities Inc.	52,859	8,883
	Weyerhaeuser Co.	277,021	8,347
*	CBRE Group Inc. Class A	113,470	8,262
	Extra Space Storage Inc.	50,592	8,243
	Alexandria Real Estate Equities Inc.	65,383	8,211
	Equity Residential	135,936	8,156
	Invitation Homes Inc.	231,074	7,216
	Simon Property Group Inc.	61,833	6,923
	Mid-America Apartment Communities Inc.	44,038	6,652
	Sun Communities Inc.	46,888	6,606
	Ventas Inc.	151,200	6,555
	WP Carey Inc.	79,575	6,163
	Iron Mountain Inc.	109,963	5,818
	UDR Inc.	124,450	5,110
	Essex Property Trust Inc.	24,428	5,109

		Shares	Market Value ($000)
	Healthpeak Properties Inc.	206,709	4,541
	Camden Property Trust	40,330	4,228
	Boston Properties Inc.	53,374	2,889
*	Zillow Group Inc. Class C	58,600	2,606
	Host Hotels & Resorts Inc.	135,158	2,229
	Regency Centers Corp.	32,399	1,982
*	Zillow Group Inc. Class A	14,600	638
			198,914
Technology (14.0%)
	Amphenol Corp. Class A	224,752	18,368
	Microchip Technology Inc.	207,078	17,349
*	ON Semiconductor Corp.	163,261	13,440
*	ANSYS Inc.	32,942	10,963
*	Cadence Design Systems Inc.	51,545	10,829
	Corning Inc.	288,045	10,162
	CDW Corp.	51,162	9,971
*	Atlassian Corp. Class A	56,700	9,705
*	Gartner Inc.	28,437	9,264
	Monolithic Power Systems Inc.	16,908	8,463
*	Fortinet Inc.	125,550	8,344
	Hewlett Packard Enterprise Co.	490,268	7,810
*	HubSpot Inc.	17,700	7,589
*	Datadog Inc. Class A	99,328	7,217
*	VeriSign Inc.	33,689	7,119
	Skyworks Solutions Inc.	60,129	7,094
	Marvell Technology Inc.	161,238	6,982
*	DoorDash Inc. Class A	108,900	6,922
*	Cloudflare Inc. Class A	102,896	6,345
	Teradyne Inc.	59,000	6,343
*	EPAM Systems Inc.	20,700	6,189
*	Pinterest Inc. Class A	224,784	6,130
*	Splunk Inc.	61,887	5,934
*	Paycom Software Inc.	19,392	5,895
*	Zoom Video Communications Inc. Class A	78,900	5,826
*	MongoDB Inc. Class A	24,838	5,790
*	Tyler Technologies Inc.	15,800	5,603
*	Palantir Technologies Inc. Class A	641,920	5,424
	NetApp Inc.	81,480	5,202
*	Okta Inc. Class A	57,777	4,983
	Seagate Technology Holdings plc	74,190	4,905
*	Akamai Technologies Inc.	59,452	4,655
	SS&C Technologies Holdings Inc.	80,961	4,572
*	Western Digital Corp.	120,728	4,548
*	GoDaddy Inc. Class A	57,997	4,508
*	DocuSign Inc. Class A	75,968	4,429
*	Twilio Inc. Class A	66,000	4,398
*	Snap Inc. Class A	376,300	4,218
*	Match Group Inc.	105,604	4,054
*	Qorvo Inc.	37,778	3,837
*	Zscaler Inc.	32,700	3,820
	Bentley Systems Inc. Class B	83,718	3,599
	Gen Digital Inc.	205,363	3,524
*,1	Unity Software Inc.	98,998	3,211
*	ZoomInfo Technologies Inc. Class A	129,888	3,210
*	Black Knight Inc.	53,085	3,056
	Leidos Holdings Inc.	25,900	2,384
*	F5 Inc.	11,331	1,651

			Shares	Market Value ($000)
*		Toast Inc. Class A	60,091	1,067
*		UiPath Inc. Class A	58,011	1,019
				317,920
Telecommunications (1.9%)
		Motorola Solutions Inc.	63,231	18,092
*		Arista Networks Inc.	86,860	14,580
*		Liberty Broadband Corp. Class C	45,539	3,721
*		Roku Inc. Class A	46,404	3,054
		Juniper Networks Inc.	61,439	2,115
*		Liberty Broadband Corp. Class A	5,886	483
*		DISH Network Corp. Class A	47,031	439
				42,484
Utilities (7.5%)
*		PG&E Corp.	839,091	13,568
		Waste Connections Inc.	97,267	13,527
		Consolidated Edison Inc.	134,239	12,843
		WEC Energy Group Inc.	119,263	11,305
		American Water Works Co. Inc.	72,862	10,674
		Eversource Energy	131,784	10,313
		Edison International	144,641	10,210
		Constellation Energy Corp.	123,471	9,692
		Entergy Corp.	79,856	8,604
		Ameren Corp.	97,706	8,441
		FirstEnergy Corp.	205,478	8,231
		PPL Corp.	278,467	7,739
		CenterPoint Energy Inc.	237,895	7,008
		DTE Energy Co.	62,296	6,824
		CMS Energy Corp.	110,092	6,757
		AES Corp.	252,523	6,081
		Evergy Inc.	86,765	5,303
		Alliant Energy Corp.	94,898	5,068
		NiSource Inc.	155,893	4,359
		Vistra Corp.	150,426	3,610
		Avangrid Inc.	29,110	1,161
				171,318
Total Common Stocks (Cost $1,908,740)				2,273,075
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $13,362)	4.839%	133,627	13,361
Total Investments (100.5%) (Cost $1,922,102)				2,286,436
Other Assets and Liabilities—Net (-0.5%)				(12,216)
Net Assets (100%)				2,274,220
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,764,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,853,000 was received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at March 31, 2023.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.